Business Acquisitions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 26, 2021	Jul. 11, 2021	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021
Business Acquisition [Line Items]
Goodwill										$ 4,661,796
Impairment loss			4,500,000					4,500,000
Intangible assets, net			1,121,707	658,143		658,143		1,121,707
Gain loss on dissolution of subsidiary
Gross proceeds from issuance of stock						$ 64,032	$ 829,663	4,472,219		19,005,323
Theralink Technologies Inc [Member]
Business Acquisition [Line Items]
Gain loss on dissolution of subsidiary											$ 9,916
Gross proceeds from issuance of stock											$ 1,350,000
Onc Bio Mune Sub Inc [Member] | Theralink Technologies Inc [Member]
Business Acquisition [Line Items]
Gain loss on dissolution of subsidiary		$ 9,916
Onc Bio Mune Sub Inc [Member] | Theralink Technologies Inc [Member] | Various Investors [Member]
Business Acquisition [Line Items]
Number of shares issued	10,000
Gross proceeds from issuance of stock	$ 1,000
Customer Lists [Member]
Business Acquisition [Line Items]
Intangible assets, net			$ 28,875					28,875		$ 44,961
NHC Chiropractic, PLLC [Member] | Orlando [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest														$ 142,500
Business combination property and equipment														149,720
Business combination property and equipment, accounts payable														$ 7,220
Fort Pierce Chiropractic [Member] | Fort Pierce [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest													$ 50,000
Business combination property and equipment													45,000
Fort Pierce Chiropractic [Member] | Fort Pierce [Member] | Customer Lists [Member]
Business Acquisition [Line Items]
Intangible assets, net													5,000
Active Medical Center [Member] | Naperville [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest													205,000
Business combination property and equipment													200,000
Remaining deposits													$ 5,000
Louisiana Orthopaedic [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest												$ 1,200,000
Goodwill												2,045,500
Louisiana Orthopaedic [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Business acquisition identifiable tangible assets												192,500
Louisiana Orthopaedic [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Business acquisition identifiable tangible assets												77,000
Sports Rehab Institute, Inc. [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest												$ 1,200,000
Management Services Agreement [Member] | Willmitch Chiropractic P.A. [Member] | Tampa [Member]
Business Acquisition [Line Items]
Acquisition on outstanding equity interest															$ 421,000
Business combination property and equipment															7,400
Goodwill															$ 413,600
Impairment loss								$ 413,600